Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 65,842	$ 43,200
Less: Deferred financing costs	(1,308)	(594)
Total	64,534	42,606
Less - current portion	(8,691)	(7,473)
Long-term portion	$ 55,843	$ 35,133